SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 93,283,283	$ 379,039,116	$ 290,701,669	$ 106,807,945
Prepaid expenses and other current assets	32,798,941	18,717,656
Derivative assets	660,463	880,917
Deferred convertible notes issuance costs-current	784,456	784,456
Total current assets	873,779,415	832,921,798
Deferred convertible notes issuance costs-non-current	1,725,755	2,510,211
Other long-term assets	2,545,508	10,501,710
Total assets	2,058,325,011	1,948,975,578
Current liabilities:
Amount due to subsidiaries	18,825,549	4,913,077
Other current liabilities	162,736,783	114,968,837
Total current liabilities	1,442,229,317	989,377,052
Other long-term liabilities	11,014,108	12,144,486
Convertible notes payable-non-current	111,616,000	111,616,000
Total liabilities	1,693,921,526	1,347,834,122
Equity:
Common shares (500,000,000; shares authorized at December 31, 2011 and 2012; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31,2011; shares issued and shares outstanding at December 31,2012)	421,460,573	422,313,848
Additional paid-in capital	5,250,487	4,110,849
Treasury stock		(1,943,822)
Retained earnings (Accumulated loss)	(137,656,215)	104,859,324
Accumulated other comprehensive income	74,836,221	71,645,808
Total equity attributable to ReneSola Ltd	363,891,066	600,986,007
Total liabilities and equity	2,058,325,011	1,948,975,578
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	173,346,064	174,636,912
Common shares, shares outstanding	172,773,664	172,613,664
RENESOLA LTD
Current assets:
Cash and cash equivalents	5,364,702	31,674,461	1,192,343	1,022,671
Prepaid expenses and other current assets	530,343	290,545
Derivative assets	177,482
Deferred convertible notes issuance costs-current	784,456	784,456
Total current assets	6,856,983	32,749,462
Investment in subsidiaries	532,632,000	816,157,462
Deferred convertible notes issuance costs-non-current	1,725,755	2,510,211
Other long-term assets	305,556
Total assets	541,520,294	851,417,135
Current liabilities:
Amount due to subsidiaries	60,526,078	133,873,226
Other current liabilities	2,810,984	1,949,704
Total current liabilities	63,337,062	135,822,930
Income tax payable	93,473	409,506
Other long-term liabilities	2,582,693	2,582,692
Convertible notes payable-non-current	111,616,000	111,616,000
Total liabilities	177,629,228	250,431,128
Equity:
Common shares (500,000,000; shares authorized at December 31, 2011 and 2012; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31,2011; shares issued and shares outstanding at December 31,2012)	421,460,573	422,313,848
Additional paid-in capital	5,250,487	4,110,849
Treasury stock		(1,943,822)
Retained earnings (Accumulated loss)	(137,656,215)	104,859,324
Accumulated other comprehensive income	74,836,221	71,645,808
Total equity attributable to ReneSola Ltd	363,891,066	600,986,007
Total liabilities and equity	$ 541,520,294	$ 851,417,135
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	172,773,664	174,636,912
Common shares, shares outstanding	172,773,664	172,613,664